EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
NOTE 19 - EARNINGS PER SHARE

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2013	2012
	(In Thousands, Except Share Data)
Basic earnings per share computation:
Net income	$1,135	$2,044
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(94)	(134)
Net income available to common shareholders	$1,029	$1,898

Weighted average shares outstanding, basic	872,411	867,087

Basic earnings per share	$1.18	$2.19

Diluted earnings per share computation:
Net income	$1,135	$2,044
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(94)	(134)
Net income available to common shareholders	$1,029	$1,898

Weighted average shares outstanding, before dilution	872,411	867,087
Dilutive potential shares	4,576	5,119
Weighted average shares outstanding, assuming dilution	876,987	872,206

Diluted earnings per share	$1.17	$2.18